UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments

Global High Income Fund Inc.
Portfolio of investments — January 31, 2008 (unaudited)

		Face
		amount	Value

Bonds — 83.02%
International bonds — 83.02%
International corporate bonds — 17.54%
Argentina — 0.57%
Banco de Galicia y Buenos Aires,
11.000%, due 01/01/19(1)		$852,882	$803,841
Province of Mendoza,
5.500%, due 09/04/18		1,265,573	964,999

			1,768,840

Brazil — 1.41%
Union National FIDC Trust 2006,
0.000%, due 12/01/08(2),(3)	BRL	2,141,490	1,244,363
0.000%, due 07/01/10(2),(3)		1,832,665	1,068,689
0.000%, due 05/01/11(2)		3,560,082	2,078,819

			4,391,871

Indonesia — 4.12%
Majapahit Holding BV,
7.250%, due 10/17/11		$1,900,000	1,883,343
7.250%, due 06/28/17		3,700,000	3,404,000
7.250%, due 06/28/17(3)		5,000,000	4,737,500
7.875%, due 06/29/37(3)		3,000,000	2,760,000

			12,784,843

Kazakhstan — 0.45%
CenterCredit International BV,
8.250%, due 09/30/11	KZT	220,000,000	1,390,726

Luxembourg — 0.71%
VTB Capital SA,
6.609%, due 10/31/12		$2,230,000	2,207,700

Malaysia — 4.96%
Johor Corp.,
1.000%, due 07/31/12(4)	MYR	41,970,000	15,436,347

Mexico — 0.64%
Hipotecaria Su Casita SA,
8.500%, due 10/04/16		$2,045,000	2,004,100

Philippines — 1.54%
National Power Corp.,
8.400%, due 12/15/16		$3,100,000	3,386,750
9.625%, due 05/15/28		1,160,000	1,415,200

			4,801,950

Russia — 2.36%
Dali Capital PLC for Bank of Moscow,
7.250%, due 11/25/09	RUB	75,800,000	3,071,495
Gaz Capital for Gazprom,
7.288%, due 08/16/37(3)		$1,700,000	1,672,460
RSHB Capital SA for OJSC Russian Agricultural Bank
7.175%, due 05/16/13		2,520,000	2,590,308

			7,334,263

Ukraine — 0.19%
Standard Bank London Holdings PLC for NJSC Naftogaz of Ukraine,
8.125%, due 09/30/09		$600,000	583,080

Venezuela — 0.59%
Petroleos de Venezuela SA,
5.250%, due 04/12/17		$2,500,000	1,843,750

Total international corporate bonds
(cost — $51,180,981)			54,547,470

Foreign government bonds — 65.48%
Argentina — 8.95%
Argentina Prestamos Garantizadad,
5.286%, due 06/09/09(2)	ARS	700,000	341,989
Republic of Argentina,
3.092%, due 08/03/12(2),(5)		$11,952,000	6,555,672
7.000%, due 03/28/11		11,390,000	11,048,300
7.000%, due 10/03/15		6,465,000	5,553,435

Global High Income Fund Inc.
Portfolio of investments — January 31, 2008 (unaudited)

		Face
		amount	Value

7.000%, due 04/17/17		$700,000	$578,550
11.000%, due 12/04/05(6)		1,000,000	320,000
11.000%, due 10/09/06(6)		4,500,000	1,530,000
11.375%, due 03/15/10(6)		800,000	264,000
11.375%, due 01/30/17(6)		1,800,000	630,000
12.250%, due 06/19/18(6)		2,850,000	969,000
Republic of Argentina, DISC,
5.830%, due 12/31/33(2)	ARS	159,571	61,393

			27,852,339

Brazil — 6.92%
Federal Republic of Brazil,
6.000%, due 01/17/17		$7,970,000	8,129,400
6.000%, due 05/15/45	BRL	5,200,000	4,701,728
11.835%, due 01/01/09(7)		12,100,000	6,197,657
Federal Republic of Brazil, EXIT Bond,
6.000%, due 09/15/13		$2,499,975	2,499,975

			21,528,760

Colombia — 1.87%
Republic of Colombia,
6.678%, due 11/16/15(2)		$2,750,000	2,750,000
7.375%, due 01/27/17		750,000	822,000
11.750%, due 02/25/20		1,535,000	2,244,937

			5,816,937

Dominican Republic — 3.51%
Republic of Dominica,
9.040%, due 01/23/18		$617,532	690,092
9.500%, due 09/27/11		7,575,145	8,029,654
Republic of Dominica, Credit-Linked Note,
10.967%, due 02/29/08(7)		2,222,444	2,206,660

			10,926,406

Egypt — 1.27%
Egypt Government Bond,
8.500%, due 02/14/08	EGP	22,000,000	3,939,217

El Salvador — 1.55%
Republic of El Salvador,
7.750%, due 01/24/23		$3,830,000	4,404,500
8.250%, due 04/10/32		340,000	408,000

			4,812,500

Gabon — 0.42%
Gabonese Republic,
8.200%, due 12/12/17(3)		$1,270,000	1,325,562

Indonesia — 2.78%
Indonesia Government, Credit-Linked Note,
11.000%, due 10/15/14	IDR	4,000,000,000	465,041
Indonesia Treasury Bonds,
10.250%, due 07/15/27		9,700,000,000	1,013,958
11.000%, due 09/15/25		28,200,000,000	3,138,247
12.500%, due 03/15/13		23,350,000,000	2,868,718
Republic of Indonesia,
7.250%, due 04/20/15		$1,130,000	1,187,089

			8,673,053

Lebanon — 1.99%
Republic of Lebanon,
4.000%, due 12/31/17(4)		$4,600,000	3,703,000
8.250%, due 04/12/21(4)		650,000	614,250
8.500%, due 01/19/16		1,100,000	1,075,250
11.625%, due 05/11/16		700,000	805,000

			6,197,500

Malaysia — 0.30%
Malaysia Government Bond,
3.869%, due 04/13/10	MYR	3,000,000	937,015

Pakistan — 1.94%
Islamic Republic of Pakistan,
6.750%, due 02/19/09		$2,400,000	2,332,560
6.875%, due 06/01/17		1,000,000	850,000
6.875%, due 06/01/17(3)		2,340,000	1,989,000
7.125%, due 03/31/16		1,000,000	850,000

			6,021,560

Global High Income Fund Inc.
Portfolio of investments — January 31, 2008 (unaudited)

		Face
		amount	Value

Peru — 0.61%
Republic of Peru,
9.875%, due 02/06/15		$1,500,000	$1,895,625

Philippines — 0.14%
Republic of Philippines,
8.000%, due 01/15/16		$400,000	454,000

Poland — 3.29%
Government of Poland,
4.250%, due 05/24/11	PLN	11,200,000	4,420,575
6.000%, due 11/24/10		14,000,000	5,805,822

			10,226,397

Russia — 2.35%
Russian Federation,
7.500%, due 03/31/30(1)		$4,009,500	4,620,949
7.500%, due 03/31/30(1),(3)		2,330,053	2,685,386

			7,306,335

Serbia — 2.16%
Republic of Serbia,
3.750%, due 11/01/24(1)		$7,290,000	6,743,250

South Africa — 0.96%
Republic of South Africa,
5.875%, due 05/30/22		$300,000	286,500
6.500%, due 06/02/14		2,000,000	2,105,000
7.375%, due 04/25/12		560,000	607,600

			2,999,100

Turkey — 13.43%
Government of Turkey,
14.000%, due 01/19/11	TRY	1,000,000	810,026
16.000%, due 03/07/12		7,750,000	6,942,867
Republic of Turkey,
7.000%, due 09/26/16		$15,290,000	16,215,045
11.000%, due 01/14/13		1,250,000	1,546,875
11.500%, due 01/23/12		620,000	760,275
Republic of Turkey, Credit-Linked Notes,
14.000%, due 01/19/11		2,884,424	2,745,972
14.000%, due 01/20/11		5,000,000	7,098,900
15.000%, due 02/11/10		4,000,000	5,666,960

			41,786,920

Ukraine — 2.00%
Republic of Ukraine,
7.650%, due 06/11/13		$2,000,000	2,152,500
Republic of Ukraine, Credit-Linked Note,
14.500%, due 03/30/08	UAH	20,300,000	4,063,970

			6,216,470

Uruguay — 0.83%
Republic of Uruguay,
6.875%, due 01/19/16	EUR	1,700,000	2,577,938

Venezuela — 6.62%
Republic of Venezuela,
5.375%, due 08/07/10		$3,180,000	3,083,010
5.750%, due 02/26/16		16,140,000	13,494,165
7.000%, due 12/01/18		4,630,000	4,028,100

			20,605,275

Vietnam — 1.59%
Socialist Republic of Vietnam,
6.875%, due 01/15/16(3)		$2,100,000	2,304,599
6.875%, due 01/15/16		2,400,000	2,633,828

			4,938,427

Total foreign government bonds
(cost — $195,020,038)			203,780,586

Total international bonds
(cost — $246,201,019)			258,328,056

		Number of
		warrants

Warrants — 1.45%
Argentina — 1.45%
Republic of Argentina, expires 12/15/35*(8) (cost — $4,313,408)
		58,098,103	4,505,367

Global High Income Fund Inc.
Portfolio of investments — January 31, 2008 (unaudited)

		Face
		amount	Value

Short-term investments — 7.81%
Egypt — 2.81%
Egypt Treasury Bills,
6.295%, due 09/02/08(9)	EGP	18,000,000	$3,106,397
6.380%, due 09/16/08(9)		8,700,000	1,497,355
6.407%, due 10/14/08(9)		11,900,000	2,036,758
7.783%, due 08/05/08(9)		12,200,000	2,117,081

(cost — $8,850,408)			8,757,591

		Shares

Other — 4.68%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.799%(10),(11) (cost — $14,550,998)		14,550,998	14,550,998

		Face
		amount

US government obligations — 0.32%
US Treasury Bills, 3.193%, due on 06/19/08(9),(12) (cost — $997,911)		$ 1,010,000	1,002,337

Total short-term investments
(cost — $24,399,317)			24,310,926

		Number of
		contracts
Options purchased — 0.00%(13)
Put options — 0.00%(13)
10 Year US Treasury Note Futures, strike @ USD 111.00,
expires February 2008* (cost — $510,326)		740	11,563

Total investments(14) — 92.28% (cost — $275,424,070)			287,155,912
Cash and other assets, less liabilities — 7.72%			24,028,122

Net assets — 100.00%			$311,184,034

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $275,424,070; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,371,674
Gross unrealized depreciation	(5,639,832)

Net unrealized appreciation	$11,731,842

*	Non-income producing security.
(1)	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2008. Maturity date disclosed is the ultimate maturity date.
(2)	Floating rate security – The interest rate shown is the current rate as of January 31, 2008.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of these securities amounted to $19,787,559 or 6.36% of net assets.
(4)	Security is illiquid. At January 31, 2008, the value of these securities amounted to $19,753,597 or 6.35% of net assets.
(5)	Secruity is being fair valued by a valuation committee under the direction of the Board of Directors. At January 31, 2008, the value of this security amounted to $6,555,672 or 2.11% of net assets.
(6)	Bond interest is in default.
(7)	Reflects annualized yield at January 31, 2008 on zero coupon bonds.
(8)	Security represents an equity claim linked to Argentina’s gross domestic product.
(9)	The rate shown is the effective yield at the date of purchase.
(10)	The rate shown reflects the yield at January 31, 2008.
(11)	The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Supplementary Trust.

Income earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	10/31/07	01/31/08	01/31/08	01/31/08	01/31/08

UBS Supplementary Trust — U.S. Cash Management Prime Fund	$8,810,452	$50,701,875	$44,961,329	$14,550,998	$191,596

(12)	Security, or portion thereof, was delivered to cover margin requirements for futures contracts.
(13)	Amount represents less than 0.005%.
(14)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Foreign currency exchange rates are generally determined as of the close of the NYSE. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

DISC	Discount bond
EXIT Bond	A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent rescheduling.
NJSC	National Joint Stock Company
OJSC	Open Joint Stock Company

Currency type abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
TRY	New Turkish Lira
UAH	Ukrainian Hryvnia

Forward foreign currency contracts
Global High Income Fund Inc. had the following open forward foreign currency contracts as of January 31, 2008:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)

Kazakhstan Tenge	460,000,000	USD	3,697,749	03/17/08	$(94,833)
Kazakhstan Tenge	455,000,000	USD	3,684,211	02/05/08	(99,561)
Kazakhstan Tenge	208,000,000	USD	1,616,162	11/03/08	(21,113)
New Turkish Lira	12,000,000	USD	9,864,760	02/28/08	(296,734)
Ukrainian Hryvnia	8,270,000	USD	1,463,717	05/18/09	(72,202)
United States Dollar	3,502,052	ARS	12,800,000	11/16/09	55,861
United States Dollar	11,254,094	EUR	7,710,000	04/24/08	179,579
United States Dollar	527,148	IDR	5,000,000,000	02/28/08	12,172
United States Dollar	1,490,090	UAH	8,270,000	05/18/09	45,828

Net unrealized depreciation on forward foreign currency contracts					$(291,003)

Currency type abbreviations:
ARS	Argentine Peso
EUR	Euro
IDR	Indonesian Rupiah
UAH	Ukrainian Hryvnia
USD	United States Dollar

Futures contracts
Global High Income Fund Inc. had the following open futures contracts as of January 31, 2008:

				Unrealized
	Expiration	Cost/		appreciation/
	date	proceeds	Value	(depreciation)

US treasury futures buy contracts:
US Long Bond, 440 contracts	March 2008	$51,863,546	$52,497,500	$633,954

10 Year US Treasury Notes, 45 contracts	March 2008	5,041,819	5,252,343	210,524

US treasury futures sell contracts:
5 Year US Treasury Notes, 10 contracts	March 2008	1,101,547	1,130,000	(28,453)

Net unrealized appreciation on futures contracts				$816,025

The segregated aggregate market value of investments delivered to cover margin requirements for the open futures positions at January 31, 2008 was $1,002,337.

Industry diversification
As a percentage of net assets
As of January 31, 2008 (unaudited)

International bonds
International corporate bonds
Commercial banks	1.80%
Diversified financial services	4.41
Electric utilities	5.05
Oil, gas & consumable fuels	1.32
Real estate investment trusts (REITs)	4.96

Total international corporate bonds	17.54
Foreign government bonds	65.48

Total international bonds	83.02
Warrants	1.45
Short-term investments	7.81
Options purchased	0.00 (1)

Total investments	92.28
Cash and other assets, less liabilities	7.72

Net assets	100.00%

(1) Amount represents less than 0.005%.

1) Swap agreements
The Fund may engage in swap agreements, including but not limited to interest rate, currency and credit default swap agreements. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global Asset Management (Americas) Inc. is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, the Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statement of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At January 31, 2008, the Fund had outstanding interest rate swap agreements with the following terms:

						Payments
			Termination	Payments made		received by the
Counterparty	Notional amount		dates	By the Fund		Fund	Value

Deutsche Bank AG	ZAR	18,000,000	01/02/09	—	(1)	11.2100%	$(5,940)
Deutsche Bank AG	ZAR	91,900,000	01/08/09	—	(1)	11.1800	(16,384)
Deutsche Bank AG	ZAR	2,500,000	01/02/18	9.2600		— (1)	6,734
Deutsche Bank AG	ZAR	12,700,000	01/08/18	9.3000		— (1)	29,350

							$13,760

(1)	Rate based on 3 month JIBAR. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of January 31, 2008.

JIBAR	Johannesburg Interbank Offered Rate

Currency type abbreviation:
ZAR	South African Rand

At January 31, 2008, the Fund had outstanding credit default swap agreements with the following terms:

						Payments
			Termination	Payments made		received by the
Counterparty	Notional amount		dates	by the Fund		Fund	Value

Citigroup Global Markets Limited	USD	8,100,000	01/20/13	—	(1)	1.1500%	$28,975
Credit Suisse International	USD	1,500,000	12/20/11	$1,500,000	(2)(3)	5.0000	1,424,377
Duetsche Bank AG	USD	6,600,000	11/20/12	—	(4)	2.1500	(88,221)
Goldman Sachs International	USD	1,850,000	09/20/08	—	(5)	6.0000	(13,797)
Merrill Lynch International	USD	2,000,000	07/20/12	—	(6)	0.6700	(70,635)

(Upfront payments made by the Fund of $1,500,000)							$1,280,699

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Bulgaria 8.250% bond, due 01/15/15.
(2)	Payment made on 01/30/07 to fully fund swap, which reflects the cost basis of the contract.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the NJSC Naftogaz Ukraine 8.125% bond, due 09/30/09.
(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the OJSC Russian Agricultural Bank 7.175% bond, due 05/16/13.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans, Inc. 4.000% bond, due 03/22/11.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Panama 8.875% bond, due 09/30/27.

Currency type abbreviation:
USD     United States Dollar

At January 31, 2008, the Fund had outstanding total return swap agreements with the following terms:

						Payments
			Termination	Payments made		received by the
Counterparty	Notional amount		dates	by the Fund		Fund		Value

Credit Suisse International	ARS	12,225,000	12/19/11	$10,815,082	(1)	—	(2)	$9,871,359
Credit Suisse International	RUB	75,200,000	03/03/08	2,886,185	(3)	—	(4)	3,157,592
Credit Suisse International	RUB	58,010,000	06/04/08	2,281,722	(5)	—	(6)	2,404,777
Deutsche Bank AG	KZT	445,800,000	03/19/08	3,800,721	(7)	—	(8)	3,877,230
JPMorgan Chase Bank	USD	600,000	02/22/08	—	(9)	—	(10)	(8,155)
Morgan Stanley & Co. International Ltd.	KZT	448,000,000	02/08/08	3,500,957	(11)	—	(12)	4,032,280
Morgan Stanley & Co. International Ltd.	UAH	13,025,000	03/18/08	2,652,460	(13)	—	(14)	2,619,950

(Upfront payments made by the Fund of $25,937,127)								$25,955,033

(1)	Payment made on 04/13/07 to fully fund swap, which reflects the cost basis of the contract.
(2)	Payment is equal to the total return on the Republic of Argentina 4.000% bond, due 12/17/11.
(3)	Payment made on 08/28/07 to fully fund swap, which reflects the cost basis of the contract.
(4)	Payment is equal to the total return on the Russian Standard Bank 8.250% bond, due 03/03/08.
(5)	Payment made on 09/14/07 to fully fund swap, which reflects the cost basis of the contract.
(6)	Payment is equal to the total return of the Rosselkhosbank 7.200% bond, due 06/04/08.
(7)	Payment made on 02/26/07 to fully fund swap, which reflects the cost basis of the contract.
(8)	Payment is equal to the total return of the Halyk Savings Bank-Kazak 7.100% bond, due 03/17/08.
(9)	Payment is equal to the negative total return on the Bloomberg - JPMorgan Latin America Currency Index.
(10)	Payment is equal to the positive total return on the Bloomberg - JPMorgan Latin America Currency Index.
(11)	Payment made on 12/13/06 to fully fund swap, which reflects the cost basis of the contract.
(12)	Payment is equal to the total return on the JSC Alliance Bank 9.000% bond, due 06/27/08.
(13)	Payment made on 04/24/07 to fully fund swap, which reflects the cost basis of the contract.
(14)	Payment is equal to the total return on the Privat Bank 11.000% bond, due 03/11/08.

Currency type abbreviations:
ARS	Argentine Peso
KZT	Kazakhstan Tenge
RUB	Russian Ruble
UAH	Ukrainian Hryvnia
USD	United States Dollar

2) Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the lending agent. For the three months ended January 31, 2008, UBS Securities LLC did not earn any compensation as the Fund’s lending agent. At January 31, 2008, the Fund did not owe UBS Securities LLC any compensation as the Fund’s lending agent. At January 31, 2008, there were no securities on loan and no related collateral outstanding.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 31, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 31, 2008